Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases	Leases
Operating lease cost includes short-term leases and variable lease payments and approximates cash paid. Operating lease cost was $73, $67, and $63 in 2025, 2024, and 2023, respectively.
Operating lease right-of-use assets and lease liabilities in the Consolidated Balance Sheet were as follows:

December 31,	2025	2024
Right-of-use assets classified in Other noncurrent assets	$162	$155

Current portion of lease liabilities classified in Other current liabilities	$42	$37
Long-term portion of lease liabilities classified in Other noncurrent liabilities and deferred credits	121	119
Total lease liabilities	$163	$156
Future minimum contractual operating lease obligations were as follows at December 31, 2025:

2026	$52
2027	42
2028	29
2029	19
2030	14
Thereafter	40
Total lease payments	$196
Less: Imputed interest	(33)
Present value of lease liabilities	$163

December 31,	2025	2024	2023
Right-of-use assets obtained in exchange for operating lease obligations	$50	$66	$68
Weighted-average remaining lease term in years	5.7	5.9	6.4
Weighted-average discount rate	5.4%	5.7%	5.9%